CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 2,497	$ 1,247
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,500,872	35,466,307
Ordinary shares, shares outstanding	34,397,776	34,363,211
Treasury shares	1,103,096	1,103,096